1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

January 31, 2025 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.8%

AUSTRALIA – 3.0%
ANZ Group Holdings Ltd.	38,131	$720,050
Aristocrat Leisure Ltd.	9,566	444,816
BHP Group Ltd.	64,045	1,572,925
BlueScope Steel Ltd.	12,821	167,420
Brambles Ltd.	25,301	309,191
Coles Group Ltd.	20,271	244,346
Commonwealth Bank of Australia	19,958	1,969,500
Fortescue Ltd.	25,122	294,213
Goodman Group	26,356	587,743
Insurance Australia Group Ltd.	47,951	271,942
Macquarie Group Ltd.	5,625	832,121
Mirvac Group#	137,413	166,232
National Australia Bank Ltd.	38,630	951,907
Northern Star Resources Ltd.	26,560	281,104
QBE Insurance Group Ltd.	11,397	147,110
REA Group Ltd.#	1,431	219,484
Rio Tinto Ltd.	5,802	417,865
Rio Tinto PLC	56,338	3,392,782
SEEK Ltd.#	12,662	178,025
Stockland	72,724	230,390
Suncorp Group Ltd.	27,270	349,630
Telstra Group Ltd.	68,225	166,564
Transurban Group	45,717	376,575
Wesfarmers Ltd.	13,976	658,331
Westpac Banking Corp.	45,296	939,839
WiseTech Global Ltd.	1,852	140,201
Woolworths Group Ltd.	16,432	308,947

TOTAL AUSTRALIA		$16,339,253

AUSTRIA – 1.4%
BAWAG Group AG*	40,131	3,627,741
Erste Group Bank AG	40,836	2,510,551
Wienerberger AG	59,289	1,730,766

TOTAL AUSTRIA		$7,869,058

BELGIUM – 0.8%
KBC Group NV	25,694	1,970,929
UCB SA	12,566	2,444,757

TOTAL BELGIUM		$4,415,686

BRAZIL – 1.2%
Atacadao SA	648,700	689,321
Banco BTG Pactual SA	165,429	921,967
Localiza Rent a Car SA	152,967	805,661
PRIO SA*	300,400	2,107,511
Rede D’Or Sao Luiz SA	209,800	1,006,989
Vale SA	35,024	324,227
Wheaton Precious Metals Corp.	11,629	725,577

TOTAL BRAZIL		$6,581,253

Description	Number of Shares	Value

CANADA – 6.1%
Agnico Eagle Mines Ltd.	5,671	$527,085
Alimentation Couche-Tard, Inc.	12,336	651,452
AltaGas Ltd.	8,712	201,053
ARC Resources Ltd.	17,391	297,837
Bank of Montreal	8,925	883,565
Bank of Nova Scotia (The)	75,613	3,868,705
Brookfield Asset Management Ltd., Class A	6,834	409,001
Brookfield Corp.	15,017	918,162
CAE, Inc.*	6,275	147,965
Canadian Imperial Bank of Commerce	12,740	802,523
Canadian National Railway Co.	7,450	778,243
Canadian Natural Resources Ltd.	32,377	983,551
Canadian Pacific Kansas City Ltd.	11,385	904,784
CGI, Inc.	3,367	396,923
Constellation Software, Inc.	199	650,807
Dollarama, Inc.	4,499	425,739
Enbridge, Inc.	90,151	3,898,572
Fairfax Financial Holdings Ltd.	137	184,407
Fortis, Inc.	11,746	500,277
Franco-Nevada Corp.	2,529	343,795
Gildan Activewear, Inc.	3,615	186,427
iA Financial Corp., Inc.	2,786	257,274
Imperial Oil Ltd.	4,227	281,160
Keyera Corp.	8,099	229,816
Loblaw Cos. Ltd.	2,997	375,267
Magna International, Inc.	5,778	229,076
Manulife Financial Corp.	27,442	820,607
National Bank of Canada	3,637	322,797
Nutrien Ltd.	7,077	365,257
Pembina Pipeline Corp.	12,260	442,536
Power Corp. of Canada	5,790	175,491
RB Global, Inc.	1,812	162,018
Restaurant Brands International, Inc.	4,380	269,307
Rogers Communications, Inc., Class B	6,098	167,497
Royal Bank of Canada	49,399	6,022,303
Saputo, Inc.	5,642	93,752
Shopify, Inc., Class A*	13,254	1,546,779
Sun Life Financial, Inc.	8,541	492,532
Suncor Energy, Inc.	12,306	461,724
TC Energy Corp.	13,640	614,638
TFI International, Inc.	1,120	147,607
Thomson Reuters Corp.	2,146	360,627
Toronto-Dominion Bank (The)	21,611	1,232,854
Tourmaline Oil Corp.	7,305	332,793
WSP Global, Inc.	1,375	233,334

TOTAL CANADA		$33,597,919

CAYMAN ISLANDS – 0.1%
Patria Investments Ltd., Class A	35,117	417,541

CHILE – 0.1%
Lundin Mining Corp.	99,099	782,782

January 31, 2025 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

CHINA – 6.3%
Alibaba Group Holding Ltd.	84,128	$1,031,955
Alibaba Group Holding Ltd., ADR	32,474	3,209,730
China Tower Corp. Ltd., Class H	7,244,000	1,043,445
DiDi Global, Inc., ADR*	523,359	2,433,619
Fuyao Glass Industry Group Co. Ltd., Class H	47,872	323,286
Fuyao Glass Industry Group Co. Ltd., Class A	154,670	1,263,320
KE Holdings, Inc., ADR	47,465	827,315
Kunlun Energy Co. Ltd.	640,000	611,093
Kweichow Moutai Co. Ltd., Class A	5,400	1,064,175
Meituan, Class B*	164,428	3,129,485
Midea Group Co. Ltd., Class A	89,600	906,808
NetEase, Inc., ADR	31,786	3,269,190
NetEase, Inc.	13,400	275,440
PDD Holdings, Inc., ADR*	15,670	1,753,630
PICC Property & Casualty Co. Ltd., Class H	2,902,000	4,714,966
Shenzhen Mindray Bio-Medical Electronics
Co. Ltd., Class A	16,100	513,590
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*,#	26,400	540,438
Tencent Holdings Ltd.	95,910	5,046,326
Will Semiconductor Co. Ltd. Shanghai, Class A	95,340	1,380,685
WuXi AppTec Co. Ltd., Class H	82,428	586,672
Zai Lab Ltd., ADR*,#	22,100	600,899
Zai Lab Ltd.*	80,800	219,417

TOTAL CHINA		$34,745,484

CONGO (DEMOCRATIC REPUBLIC) – 0.0%**
Ivanhoe Mines Ltd., Class A*,#	17,769	190,852

DENMARK – 1.2%
Novo Nordisk A/S, Class B	38,115	3,217,846
Pandora A/S	11,463	2,193,083
Royal Unibrew A/S	18,182	1,256,857

TOTAL DENMARK		$6,667,786

FINLAND – 0.4%
Wartsila OYJ Abp	102,049	1,927,726

FRANCE – 6.7%
AXA SA	62,910	2,386,627
Bureau Veritas SA	45,199	1,412,544
Capgemini SE	13,661	2,482,428
Cie de Saint-Gobain SA	29,057	2,724,774
Cie Generale des Etablissements Michelin SCA	55,048	1,914,405
Dassault Aviation SA	6,841	1,543,691
Elis SA	96,945	1,984,650
Engie SA	193,083	3,187,392
LVMH Moet Hennessy Louis Vuitton SE	3,245	2,373,408
Pernod Ricard SA	21,349	2,438,254
Publicis Groupe SA	17,072	1,815,641
Rexel SA	51,261	1,357,078
Technip Energies NV	77,417	2,193,238
Thales SA	13,754	2,226,432
TotalEnergies SE	84,659	4,904,477
Vinci SA	18,110	1,959,735

TOTAL FRANCE		$36,904,774

Description	Number of Shares	Value

GERMANY – 5.0%
Brenntag SE	82,063	$5,163,399
Daimler Truck Holding AG	42,932	1,890,615
E.ON SE	239,661	2,838,741
Hensoldt AG	34,349	1,381,069
Rheinmetall AG	3,122	2,440,886
SAP SE	12,375	3,410,232
Siemens AG	21,580	4,626,234
Talanx AG	54,388	4,619,759
United Internet AG	79,080	1,326,231

TOTAL GERMANY		$27,697,166

GREECE – 0.6%
Hellenic Telecommunications Organization SA	116,343	1,759,253
Piraeus Financial Holdings SA	289,718	1,310,815

TOTAL GREECE		$3,070,068

HONG KONG – 1.8%
AIA Group Ltd.	646,154	4,542,558
CK Asset Holdings Ltd.	59,721	249,540
CLP Holdings Ltd.	29,132	242,221
Futu Holdings Ltd., ADR	1,379	133,280
Hong Kong & China Gas Co. Ltd.	319,948	245,653
Hong Kong Exchanges & Clearing Ltd.	48,751	1,908,099
Link REIT	48,343	199,742
Prudential PLC	183,357	1,525,886
Sun Hung Kai Properties Ltd.	26,918	240,629
Techtronic Industries Co. Ltd.	25,169	338,500

TOTAL HONG KONG		$9,626,108

HUNGARY – 0.5%
OTP Bank Nyrt	45,952	2,843,025

INDIA – 1.6%
HDFC Bank Ltd., ADR	43,737	2,652,212
ICICI Bank Ltd., ADR	100,342	2,876,805
Infosys Ltd., ADR#	93,479	2,051,864
MakeMyTrip Ltd.*	9,700	1,059,919

TOTAL INDIA		$8,640,800

INDONESIA – 0.5%
Bank Central Asia Tbk PT	3,102,700	1,792,368
Bank Mandiri Persero Tbk PT	2,236,200	821,630

TOTAL INDONESIA		$2,613,998

IRELAND – 0.7%
AIB Group PLC	318,344	1,871,927
Kerry Group PLC, Class A	19,420	1,994,271

TOTAL IRELAND		$3,866,198

ISRAEL – 0.3%
Bank Hapoalim BM	28,651	367,555
Bank Leumi Le-Israel BM	33,630	420,877
Check Point Software Technologies Ltd.*	1,388	302,612
Nice Ltd.*	981	163,977
Wix.com Ltd.*	619	147,873

TOTAL ISRAEL		$1,402,894

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

ITALY – 1.0%
FinecoBank Banca Fineco SpA	232,891	$4,421,471
Wizz Air Holdings PLC*	58,447	924,472

TOTAL ITALY		$5,345,943

JAPAN – 13.6%
77 Bank Ltd. (The)	15,417	473,020
ABC-Mart, Inc.	15,349	320,363
Adastria Co. Ltd.	15,711	335,768
ADEKA Corp.	40,013	745,727
Aica Kogyo Co. Ltd.	17,900	373,500
Aisin Corp.	35,229	398,497
ARE Holdings, Inc.	47,224	584,076
Asahi Group Holdings Ltd.	107,534	1,164,737
ASKUL Corp.	44,223	484,791
Astellas Pharma, Inc.	269,797	2,615,420
BIPROGY Inc	22,235	687,033
Canon Marketing Japan, Inc.	13,727	450,815
Dai-ichi Life Holdings, Inc.	31,666	864,646
Daiichi Sankyo Co. Ltd.	48,832	1,361,457
Daito Trust Construction Co. Ltd.	6,542	700,992
dip Corp.#	39,704	592,311
en Japan, Inc.	26,487	342,948
Fast Retailing Co. Ltd.	1,947	641,259
Fuji Corp.	40,903	617,669
Fuso Chemical Co. Ltd.	36,375	783,879
Future Corp.	52,033	608,662
Hikari Tsushin, Inc.	2,178	497,517
Hitachi Ltd.	47,282	1,188,690
Honda Motor Co. Ltd.	114,820	1,086,789
Isuzu Motors Ltd.	288,407	3,877,455
ITOCHU Corp.	23,886	1,099,809
Japan Post Holdings Co. Ltd.	37,525	391,911
JGC Holdings Corp.	34,989	293,770
KDDI Corp.	119,948	3,996,188
Keyence Corp.	1,984	854,526
KH Neochem Co. Ltd.#	46,792	632,323
Koa Corp.	23,911	151,551
Kyowa Kirin Co. Ltd.	20,524	305,843
LaSalle Logiport REIT#	802	741,143
Lintec Corp.	26,888	502,793
M3, Inc.	50,312	456,633
Marubeni Corp.	32,733	486,660
Marui Group Co. Ltd.	34,976	582,803
Mebuki Financial Group, Inc.	98,456	435,325
MISUMI Group, Inc.	65,775	1,052,768
Mitsubishi Corp.	34,092	543,741
Mitsubishi Estate Co. Ltd.	59,330	862,124
Mitsubishi Gas Chemical Co., Inc.	32,439	566,904
Mitsubishi UFJ Financial Group, Inc.	378,087	4,781,438
Mitsui & Co. Ltd.	26,241	519,362
Mizuho Financial Group, Inc.	44,334	1,220,773
MS&AD Insurance Group Holdings, Inc.	27,846	577,356
Nichicon Corp.#	48,714	343,596
Nintendo Co. Ltd.	10,595	695,082
Nippon Soda Co. Ltd.	20,080	372,592
Nippon Telegraph & Telephone Corp.	696,020	685,197

Description	Number of Shares	Value
NOF Corp.	51,118	$680,094
Open Up Group, Inc.	34,575	420,028
Optorun Co. Ltd.	21,034	244,988
OSG Corp.	28,894	319,783
Persol Holdings Co. Ltd.	248,100	377,989
Recruit Holdings Co. Ltd.	15,142	1,056,793
Rohm Co. Ltd.	53,778	512,166
Roland Corp.#	17,524	446,254
Sankyu, Inc.	9,347	333,840
Sega Sammy Holdings, Inc.	34,872	674,947
Sekisui Chemical Co. Ltd.	18,933	313,769
Sekisui House Ltd.	22,714	522,035
Shimamura Co. Ltd.	8,382	476,944
Shin-Etsu Chemical Co. Ltd.	61,342	1,901,739
Shionogi & Co. Ltd.	60,493	889,495
SoftBank Group Corp.	10,493	641,455
Sony Group Corp.	146,771	3,239,139
Stanley Electric Co. Ltd.	9,285	154,882
Sumitomo Mitsui Financial Group, Inc.	38,287	943,511
Sumitomo Mitsui Trust Group, Inc.	51,252	1,288,748
Suzuki Motor Corp.	38,594	461,823
T&D Holdings, Inc.	40,946	778,991
TechnoPro Holdings, Inc.	41,982	837,985
THK Co. Ltd.	13,778	339,849
TIS, Inc.	13,719	303,345
Tokio Marine Holdings, Inc.	74,836	2,468,344
Tokyo Electron Ltd.	18,478	3,116,943
Tokyo Seimitsu Co. Ltd.	9,892	468,340
Toyo Tanso Co. Ltd.	12,096	309,381
Toyota Industries Corp.	4,587	382,726
Toyota Motor Corp.	104,695	1,986,014
Toyota Tsusho Corp.	32,148	542,968
Ulvac, Inc.	10,079	396,390
Ushio, Inc.	38,715	519,070
Valqua Ltd.	19,917	418,599
Yamaha Corp.	49,516	350,194
Yamaha Motor Co. Ltd.	36,712	307,119
Yamato Kogyo Co. Ltd.	8,835	437,206

TOTAL JAPAN		$74,814,118

KAZAKHSTAN – 0.2%
Kaspi.KZ JSC, ADR	12,592	1,197,499

MACAO – 0.0%**
Galaxy Entertainment Group Ltd.	49,291	214,493

MEXICO – 0.9%
Corp Inmobiliaria Vesta SAB de CV, ADR	52,461	1,376,577
Fibra Uno Administracion SA de CV	515,144	534,734
Grupo Financiero Banorte SAB de CV, Class O	146,840	1,019,277
Wal-Mart de Mexico SAB de CV	806,100	2,099,859

TOTAL MEXICO		$5,030,447

NETHERLANDS – 2.4%
Aalberts NV	42,772	1,509,720
ASML Holding NV	4,717	3,489,461
ING Groep NV	142,719	2,372,117
Koninklijke KPN NV	590,177	2,135,568
Koninklijke Philips NV*	76,869	2,118,683

January 31, 2025 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Wolters Kluwer NV	8,629	$1,567,562

TOTAL NETHERLANDS		$13,193,111

NEW ZEALAND – 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	12,660	267,850
Xero Ltd.*	2,519	283,526

TOTAL NEW ZEALAND		$551,376

NORWAY – 1.1%
DNB Bank ASA	95,747	2,033,732
Equinor ASA	160,241	3,859,208

TOTAL NORWAY		$5,892,940

PERU – 0.2%
Credicorp Ltd.	5,886	1,077,727

POLAND – 0.1%
Allegro.eu SA*	51,236	376,007

PORTUGAL – 0.2%
Jeronimo Martins SGPS SA	66,355	1,307,918

SINGAPORE – 0.8%
CapitaLand Ascendas REIT	174,994	331,762
DBS Group Holdings Ltd.	28,806	942,876
Grab Holdings Ltd., Class A*	214,584	982,794
Keppel Ltd.	46,336	230,183
Oversea-Chinese Banking Corp. Ltd.	55,176	703,758
Sea Ltd., ADR*	4,115	501,166
Singapore Telecommunications Ltd.	180,515	441,064

TOTAL SINGAPORE		$4,133,603

SOUTH AFRICA – 1.5%
Anglo American PLC	162,831	4,767,888
FirstRand Ltd.	93,844	381,805
Naspers Ltd., Class N	15,614	3,291,905

TOTAL SOUTH AFRICA		$8,441,598

SOUTH KOREA – 2.6%
BGF retail Co. Ltd.*	4,982	354,298
Coupang, Inc.*	90,526	2,128,266
HD Hyundai Marine Solution Co. Ltd.	5,597	649,062
Hyundai Motor Co.	13,772	1,938,397
Samsung Electronics Co. Ltd.	128,266	4,580,856
SK Hynix, Inc.	26,313	3,542,510
SK Telecom Co. Ltd.	25,325	964,356

TOTAL SOUTH KOREA		$14,157,745

SPAIN – 1.2%
Bankinter SA	202,743	1,727,386
Industria de Diseno Textil SA	92,904	5,042,886

TOTAL SPAIN		$6,770,272

SWEDEN – 0.9%
AAK AB	54,174	1,574,549
Trelleborg AB, Class B	40,839	1,537,679
Volvo AB, Class B	65,558	1,806,347

TOTAL SWEDEN		$4,918,575

SWITZERLAND – 1.5%
ABB Ltd.	35,855	1,952,390

Description	Number of Shares	Value
Sulzer AG	9,638	$1,564,524
UBS Group AG	135,594	4,780,982

TOTAL SWITZERLAND		$8,297,896

TAIWAN – 6.0%
ASPEED Technology, Inc.	15,044	1,586,682
Delta Electronics, Inc.	171,363	2,232,867
Largan Precision Co. Ltd.	10,556	872,308
MediaTek, Inc.	42,519	1,841,373
Realtek Semiconductor Corp.	183,000	3,014,173
Taiwan Semiconductor Manufacturing Co. Ltd.	631,000	21,058,428
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,500	1,151,260
Unimicron Technology Corp.	317,000	1,321,835

TOTAL TAIWAN		$33,078,926

THAILAND – 0.2%
True Corp. PCL, NVDR*	3,811,924	1,318,952

TURKEY – 0.4%
KOC Holding AS	162,952	772,478
Yapi ve Kredi Bankasi AS	1,367,881	1,170,454

TOTAL TURKEY		$1,942,932

UNITED ARAB EMIRATES – 1.3%
Abu Dhabi Islamic Bank PJSC	1,072,929	4,554,614
Americana Restaurants International PLC - Foreign Co.	847,848	541,764
Burjeel Holdings PLC	817,841	444,720
Lulu Retail Holdings PLC*	1,344,300	666,102
Talabat Holding PLC*	2,376,320	918,685

TOTAL UNITED ARAB EMIRATES		$7,125,885

UNITED KINGDOM – 10.9%
AstraZeneca PLC	24,051	3,376,174
Babcock International Group PLC	360,591	2,400,354
BAE Systems PLC	280,493	4,239,999
Beazley PLC	176,330	1,820,665
British American Tobacco PLC	57,908	2,297,556
Bunzl PLC	48,315	2,056,611
Genuit Group PLC	333,385	1,613,722
HSBC Holdings PLC	261,474	2,730,867
Intermediate Capital Group PLC	99,046	2,886,070
National Grid PLC	275,267	3,339,334
QinetiQ Group PLC	428,587	1,967,519
Reckitt Benckiser Group PLC	88,595	5,858,679
Rotork PLC	508,395	2,192,702
RS Group PLC	498,470	4,010,612
Serco Group PLC	711,071	1,360,763
Smith & Nephew PLC	158,490	2,009,832
Smiths Group PLC	141,202	3,596,445
Standard Chartered PLC	159,238	2,141,675
Tate & Lyle PLC	332,854	2,713,153
Tesco PLC	465,800	2,143,795
Unilever PLC	89,362	5,118,391

TOTAL UNITED KINGDOM		$59,874,918

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

UNITED STATES – 7.4%
Alcon AG	19,597	$1,788,302
CRH PLC	16,000	1,584,480
CSL Ltd.	5,573	962,139
CyberArk Software Ltd.*	492	182,522
GSK PLC	191,262	3,331,707
Haleon PLC	410,779	1,914,729
Holcim AG*	22,296	2,234,595
James Hardie Industries PLC, CDI*	8,158	274,199
Monday.com Ltd.*	467	119,300
Nestle SA	31,004	2,633,499
Novartis AG	88,113	9,223,390
Philip Morris International, Inc.	32,865	4,279,023
QIAGEN NV*,#	71,782	3,187,642
Roche Holding AG	16,500	5,187,138
Roche Holding AG#	378	125,706
Schneider Electric SE	6,491	1,646,279
Smurfit WestRock PLC	40,888	2,167,385

TOTAL UNITED STATES		$40,842,035

TOTAL COMMON STOCKS (Cost $408,240,669)		$510,105,287

EXCHANGE-TRADED FUNDS – 3.6%
iShares MSCI India ETF#	391,069	19,940,608

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,574,767)		$19,940,608

PREFERRED STOCK – 0.3%

CHILE – 0.3%
Embotelladora Andina SA, 9.02%	480,892	1,608,039

TOTAL PREFERRED STOCK (Cost $1,043,125)		$1,608,039

MONEY MARKET FUND – 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%^	13,174,247	13,174,247

TOTAL MONEY MARKET FUND (Cost $13,174,247)		$13,174,247

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.3%

REPURCHASE AGREEMENTS – 1.3%
Bank of America Securities, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $529,942, collateralized by U.S. Government Agency Securities, 2.27% to 7.50%, maturing 1/01/29 to 11/20/74; total market value of $540,345.	$529,750	529,750

Description	Par Value	Value

Bank of Montreal, 4.34%, dated 1/31/25, due 2/03/25, repurchase price $1,307,178, collateralized by U.S. Government Agency Securities, 1.71% to 7.32%, maturing 1/01/26 to 2/01/52; total market value of $1,332,839.	$1,306,705	$1,306,705
Citigroup Global Markets Ltd., 4.34%, dated 1/31/25, due 2/03/25, repurchase price $1,307,178, collateralized by U.S. Government Agency Securities, 5.00% to 6.00%, maturing 8/01/52 to 1/01/55; total market value of $1,332,839.	1,306,705	1,306,705
Nomura Securities International, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $1,307,179, collateralized by U.S. Government Agency Securities, 2.00% to 7.14%, maturing 12/01/29 to 1/20/55; total market value of $1,333,343.	1,306,705	1,306,705
RBC Dominion Securities, Inc., 4.34%, dated 1/31/25, due 2/03/25, repurchase price $1,307,178, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 2/13/25 to 11/15/54; total market value of $1,332,839.	1,306,705	1,306,705
TD Securities, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $1,307,179, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 3/01/49 to 1/01/55; total market value of $1,332,839.	1,306,705	1,306,705

TOTAL REPURCHASE AGREEMENTS (Cost $7,063,275)		$7,063,275

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $7,063,275)		$7,063,275

TOTAL INVESTMENTS – 100.4% (Cost $447,096,083)		$551,891,456
COLLATERAL FOR SECURITIES ON LOAN – (1.3%)		(7,063,275)
OTHER ASSETS LESS LIABILITIES – 0.9%		5,100,339

TOTAL NET ASSETS – 100.0%		$549,928,520

 Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2025 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets

Investments in Securities
Common Stocks
Australia	$—	$16,339,253	$—	$16,339,253
Austria	—	7,869,058	—	7,869,058
Belgium	—	4,415,686	—	4,415,686
Brazil	6,581,253	—	—	6,581,253
Canada	33,597,919	—	—	33,597,919
Cayman Islands	417,541	—	—	417,541
Chile	782,782	—	—	782,782
China	12,094,383	22,651,101	—	34,745,484
Congo (Democratic Republic)	190,852	—	—	190,852
Denmark	—	6,667,786	—	6,667,786
Finland	—	1,927,726	—	1,927,726
France	—	36,904,774	—	36,904,774
Germany	—	27,697,166	—	27,697,166
Greece	—	3,070,068	—	3,070,068
Hong Kong	133,280	9,492,828	—	9,626,108
Hungary	—	2,843,025	—	2,843,025
India	8,640,800	—	—	8,640,800
Indonesia	—	2,613,998	—	2,613,998
Ireland	—	3,866,198	—	3,866,198
Israel	450,485	952,409	—	1,402,894
Italy	—	5,345,943	—	5,345,943
Japan	—	74,814,118	—	74,814,118
Kazakhstan	1,197,499	—	—	1,197,499
Macao	—	214,493	—	214,493
Mexico	5,030,447	—	—	5,030,447
Netherlands	—	13,193,111	—	13,193,111
New Zealand	—	551,376	—	551,376
Norway	—	5,892,940	—	5,892,940
Peru	1,077,727	—	—	1,077,727
Poland	—	376,007	—	376,007
Portugal	—	1,307,918	—	1,307,918
Singapore	1,483,960	2,649,643	—	4,133,603
South Africa	—	8,441,598	—	8,441,598
South Korea	2,128,266	12,029,479	—	14,157,745
Spain	—	6,770,272	—	6,770,272
Sweden	—	4,918,575	—	4,918,575
Switzerland	—	8,297,896	—	8,297,896
Taiwan	1,151,260	31,927,666	—	33,078,926
Thailand	—	1,318,952	—	1,318,952
Turkey	—	1,942,932	—	1,942,932
United Arab Emirates	1,584,787	5,541,098	—	7,125,885
United Kingdom	—	59,874,918	—	59,874,918
United States	6,165,325	34,676,710	—	40,842,035
Exchange-Traded Funds	19,940,608	—	—	19,940,608
Preferred Stock
Chile	1,608,039	—	—	1,608,039
Money Market Fund	13,174,247	—	—	13,174,247
Repurchase Agreements	—	7,063,275	—	7,063,275

Total Investments in Securities	$117,431,460	$434,459,996	$—	$551,891,456

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (concluded)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments!

Financial Futures Contracts	$481,073	$—	$—	$481,073

Total Assets - Other Financial Instruments	$481,073	$—	$—	$481,073

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

¢	Country classifications are based on primary country of risk.

#	Security, or a portion thereof, is on loan.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

  At January 31, 2025, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
SPI 200 Index	March 2025	97	$12,344,272	$12,825,345	$481,073	$—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$481,073	$—

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2025 (unaudited)